TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2014
TAXES ON INCOME [Abstract]
Schedule of Income Before Income Taxes

	Year ended December 31
	2014	2013	2012

	U.S.dollars In thousands
Israel	$7,138	$10,414	$4,360
Non-Israeli subsidiaries	653	814	416
	$7,791	$11,228	$4,776

Schedule of Taxes on Income - Current
non-Israeli subsidiaries	$406	$324	$180

Reconciliation of Theoretical Tax Expense to Actual Tax Expense

	Year ended December 31
	2014	2013	2012

	U.S. dollars in thousands
Income before taxes on income	$7,791	$11,228	$4,776
Theoretical tax expenses (benefit) at the statutory rate (2014 - 26.5%; 2013 and 2012 – 25%)	2,065	2,807	1,194
Increase (decrease) in taxes on income due to:
Computation of deferred taxes at a rate, which is different than statutory rate	(1,314)	(2,033)	(1,157)
Difference between income reported for tax purposes and income for financial reporting purposes – mainly dollar – NIS differences and issuance costs	(675)	(754)
Non-deductible expenses – mainly share-based compensation expense	256	183	74
Different effective tax rates applicable to the subsidiaries	74	121	69
	$406	$324	$180